Significant Estimates And Judgments - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019
Significant estimate and judgment [line items]
Intangible assets and goodwill recorded as part of the business acquisition	$ 108.5	$ 163.6
Goodwill	$ 114.7	114.7
Decrease in future cash flow rate	5.00%
Goodwill [member]
Significant estimate and judgment [line items]
Intangible assets and goodwill recorded as part of the business acquisition	$ 60.8	53.5
Trademark [member]
Significant estimate and judgment [line items]
Intangible assets	$ 219.2	199.8
Trademark [member] | Bottom of range [member]
Significant estimate and judgment [line items]
Pre-tax discount rate	10.90%
Growth rates on impairment	0.00%
Trademark [member] | Top of range [member]
Significant estimate and judgment [line items]
Pre-tax discount rate	14.00%
Growth rates on impairment	1.50%
Ski-Doo [member]
Significant estimate and judgment [line items]
Intangible assets	$ 63.5	63.5
Sea-Doo [member]
Significant estimate and judgment [line items]
Intangible assets	59.1	59.1
Evinrude [member]
Significant estimate and judgment [line items]
Intangible assets	13.4	13.4
Alumacraft [member]
Significant estimate and judgment [line items]
Intangible assets	25.7	25.6
Manitou [member]
Significant estimate and judgment [line items]
Intangible assets	38.5	38.2
Quintrex [Member]
Significant estimate and judgment [line items]
Intangible assets	13.9
Stacer [Member]
Significant estimate and judgment [line items]
Intangible assets	4.4
Savage [Member]
Significant estimate and judgment [line items]
Intangible assets	0.7
Bombardier Inc. [member] | Goodwill [member]
Significant estimate and judgment [line items]
Intangible assets and goodwill recorded as part of the business acquisition		$ 114.7
Bombardier Inc. [member] | Trademark [member]
Significant estimate and judgment [line items]
Intangible assets and goodwill recorded as part of the business acquisition	136.0
Triton industries, Inc. [member].
Significant estimate and judgment [line items]
Goodwill	33.3
Alumacraft Boat Co [member]
Significant estimate and judgment [line items]
Goodwill	21.0
Telwater [member]
Significant estimate and judgment [line items]
Goodwill	60.0
Business Combination after 2003 [member] | Goodwill [member]
Significant estimate and judgment [line items]
Intangible assets and goodwill recorded as part of the business acquisition	115.5
Business Combination after 2003 [member] | Trademark [member]
Significant estimate and judgment [line items]
Intangible assets and goodwill recorded as part of the business acquisition	$ 83.2